Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
11. Property and Equipment, Net
Property and equipment, net consisted of the following:

	December 31, 2023	December 31, 2022
Transportation equipment	$311,584	$294,846
Office furniture and equipment	3,131	2,591
Leasehold improvements	2,306	137
Construction in progress	147	447
Deposits on transportation equipment	23,923	29,729

	341,091	327,750
Less: Accumulated depreciation	(87,115)	(75,057)

Property and equipment, net	$253,976	$252,693

Depreciation expense of property and equipment for the years ended December 31
, 2023
and 2022
, was $
25,833
and $
23,114
, respectively.
The
net carrying value of disposals of long-lived assets as of December 31
, 2023
and 2022
was $
66,986
and $
45,209
, respectively.
Interest payments on borrowings to acquire aircraft are capitalized for the month of acquisition when the aircraft’s in-service
date begins following the 15
th of the month. (Interest payments for the month of acquisition would be expensed if the aircraft is placed into service before the 15 th of the month). Capitalized interest was
zero
and $
161
as of December 31
, 2023 and December 31
, 2022
, respectively, and was included as a component of construction in progress prior to the equipment’s in-service
date.